INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2012
Components of Inventories

The components of inventories as of March 31, 2012 and 2011 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Finished products	¥28,555	¥26,778	$346,499
Work in process	3,209	3,270	38,939
Raw materials	1,083	1,068	13,142

Total	¥32,847	¥31,116	$398,580